Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 126,716	$ 160,285
Short-term bank deposit		75,400	20,000
Trade receivables (net of allowance for credit losses of $1,501 and $1,130 on December 31, 2023 and 2022, respectively)		60,024	58,563
Unbilled receivables and contract assets		30,249	34,819
Other receivables and prepaid expenses		22,514	11,640
Total current assets		314,903	285,307
LONG-TERM ASSETS:
Capitalized software development costs, net		23,725	23,426
Other intangible assets, net		37,317	44,003
Property and equipment, net		12,661	12,021
Goodwill		256,310	252,232
Severance pay fund		3,605	3,996
Operating lease right-of-use assets		23,557	33,688
Deferred tax assets		11,050	9,418
Other long-term assets		6,496	4,253
Total long-term assets		374,721	383,037
Total assets		689,624	668,344
CURRENT LIABILITIES:
Trade payables		6,291	9,415
Employees and payroll accruals		49,273	42,256
Accrued expenses and other liabilities		28,600	34,706
Current maturities of Series B Debentures		19,796	19,796
Current maturities of operating lease liabilities		6,623	9,063
Deferred revenues	[1]	38,541	30,720
Total current liabilities		149,124	145,956
LONG-TERM LIABILITIES:
Series B Debentures, net of current maturities		39,543	59,275
Deferred tax liabilities		10,820	11,363
Other long-term liabilities		11,538	13,312
Long-term operating lease liabilities		21,084	28,432
Accrued severance pay		7,568	7,063
Redeemable non-controlling interest			89
Total long-term liabilities		90,553	119,534
COMMITMENTS AND CONTINGENCIES
Share capital:
Common shares of € 0.01 par value: Authorized: 70,000,000 shares on December 31, 2023 and 2022; Issued: 58,061,530 and 57,468,506 shares on December 31, 2023 and 2022, respectively; Outstanding: 55,733,234 and 55,140,210 shares on December 31, 2023 and 2022, respectively		762	756
Additional paid-in capital		353,317	344,734
Treasury shares, at cost - 2,328,296 Common shares on December 31, 2023 and 2022		(9,423)	(9,423)
Accumulated other comprehensive loss		(17,261)	(21,138)
Retained earnings		119,875	85,575
Total Sapiens International Corporation N.V. shareholders’ equity		447,270	400,504
Non-controlling interests		2,677	2,350
Total equity		449,947	402,854
Total liabilities and equity		$ 689,624	$ 668,344

[1]	Deferred revenue represents billings to customers for which revenue has not yet been recognized.